Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	UBS Series Funds
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Aug. 28, 2018
Document Effective Date	Aug. 28, 2018
Prospectus Date	Aug. 28, 2018
UBS RMA Government Money Market Fund | UBS RMA Government Money Market Fund
Prospectus:
Trading Symbol	RMGXX
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Prospectus:
Trading Symbol	SELXX
UBS Select Government Institutional Fund | UBS Select Government Institutional Fund
Prospectus:
Trading Symbol	SEGXX
UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Prospectus:
Trading Symbol	SETXX
UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Prospectus:
Trading Symbol	SPPXX
UBS Select Government Preferred Fund | UBS Select Government Preferred Fund
Prospectus:
Trading Symbol	SGPXX
UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Prospectus:
Trading Symbol	STPXX
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Prospectus:
Trading Symbol	SPIXX
UBS Select Government Investor Fund | UBS Select Government Investor Fund
Prospectus:
Trading Symbol	SGEXX
UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Prospectus:
Trading Symbol	STRXX
UBS Select Government Capital Fund | UBS Select Government Capital Fund
Prospectus:
Trading Symbol	SGKXX
UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund
Prospectus:
Trading Symbol	STCXX
UBS Prime Reserves Fund | UBS Prime Reserves Fund
Prospectus:
Trading Symbol	UPRXX
UBS Tax-Free Reserves Fund | UBS Tax-Free Reserves Fund
Prospectus:
Trading Symbol	STFXX
UBS Prime Preferred Fund | UBS Prime Preferred Fund
Prospectus:
Trading Symbol	UPPXX
UBS Tax-Free Preferred Fund | UBS Tax-Free Preferred Fund
Prospectus:
Trading Symbol	SFPXX
UBS Prime Investor Fund | UBS Prime Investor Fund
Prospectus:
Trading Symbol	UPIXX
UBS Tax-Free Investor Fund | UBS Tax-Free Investor Fund
Prospectus:
Trading Symbol	SFRXX